Consolidated Balance Sheets (Diversey Holdings Inc, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 28, 2008	Dec. 29, 2007
Current assets:
Cash and cash equivalents	$ 109,282	$ 169,094	$ 169,094	$ 249,713
Restricted cash	6,259	20,407	20,407	39,654
Accounts receivable, less allowance of $19,045, $19,888 and $20,645 for the period ending 2011, 2010 and 2009 respectively	583,809	563,006	563,006	556,720
Accounts receivable - related parties	8,859	6,433	6,433	21,943
Inventories	290,982	263,247	263,247	255,989
Deferred income taxes	31,598	24,532	24,532	30,288
Other current assets	175,621	163,307	163,307	171,232
Current assets of discontinued operations		0	0	60
Total current assets	1,206,410	1,210,026	1,210,026	1,325,599
Property, plant and equipment, net	406,481	410,507	410,507	415,645
Capitalized software, net	53,988	52,980	52,980	53,298
Goodwill	1,262,999	1,263,431	1,263,431	1,271,032
Other intangibles, net	188,128	194,175	194,175	220,769
Deferred income taxes, non current	10,142	0	0
Other assets	160,627	152,894	152,894	158,045
Non current assets of discontinued operations		0	0	3,919
Total assets	3,288,775	3,284,013	3,284,013	3,448,307
Current liabilities:
Short-term borrowings	54,563	24,205	24,205	27,661
Current portion of long-term borrowings	9,513	9,498	9,498	9,811
Accounts payable	310,043	327,831	327,831	380,378
Accounts payable - related parties	27,785	23,794	23,794	35,900
Deferred income taxes	2,090	0	0	0
Accrued expenses	417,398	463,319	463,319	472,735
Current liabilities of discontinued operations		0	0	6,174
Total current liabilities	821,392	848,647	848,647	932,659
Pension and other post-retirement benefits	224,082	226,682	226,682	248,414
Long-term borrowings	1,443,644	1,445,678	1,445,678	1,593,697
Deferred income taxes, non current	138,950	114,358	114,358	101,312
Other liabilities	117,266	125,893	125,893	144,392
Non current liabilities of discontinued operations		0	0	4,522
Total liabilities	2,745,334	2,761,258	2,761,258	3,024,996
Commitments and contingencies
Class B shares and equity awards subject to contingent redemption features - $0.01 par value; 20,000,000 shares authorized; 2,563,948 shares issued and outstanding at September 30, 2011 and 1,490,971 shares issued and outstanding at December 31, 2010 and 0 shares issued and outstanding as of December 31, 2009	37,625	35,871	35,871	0
Stockholders' equity:
Class A common stock at September 30, 2011, December 31, 2010 and December 31, 2009 - $0.01 par value; 200,000,000 shares authorized; 99,764,706 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009	998	998	998	998
Capital in excess of par value	558,312	554,244	554,244	549,512
Accumulated deficit	(269,576)	(309,785)	(309,785)	(342,515)
Accumulated other comprehensive income	216,082	241,427	241,427	215,316
Total stockholders' equity	505,816	486,884	486,884	423,311	(96,245)	77,680
Total liabilities, Class B shares and equity awards subject to contingent redemption and stockholders' equity	3,288,775	3,284,013	3,284,013	3,448,307
Common Class A [Member]
Stockholders' equity:
Total stockholders' equity		998	998	998
Common Class B [Member]
Stockholders' equity:
Total stockholders' equity		$ 35,871	$ 35,871		$ 456,875	$ 531,127